UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)             (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:             (212) 632-6000

Date of fiscal year end:             12/31

Date of reporting period:          9/30/2005

FORM N-Q

Item 1.	Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
September 30, 2005 (unaudited)

Description	Shares	Value

Common Stocks—91.3%

Australia—7.8%
Amcor, Ltd. (c)	340,400	$1,744,241
Australia and New Zealand Banking
Group, Ltd. (c)	111,500	2,043,528
Lion Nathan, Ltd. (c)	303,800	1,946,454
National Australia Bank, Ltd.	79,000	1,993,853
Telstra Corp., Ltd.	520,500	1,617,744
Westpac Banking Corp.	82,100	1,322,879

Total Australia		10,668,699

Belgium—0.9%
Belgacom SA	37,400	1,272,026

Brazil—1.8%
Souza Cruz SA (c)	203,200	2,468,601

France—5.7%
BNP Paribas SA	18,100	1,380,259
Lagardere SCA	16,500	1,174,695
Schneider Electric SA	22,900	1,813,937
Societe Generale (c)	12,200	1,396,613
Total SA	7,400	2,026,143

Total France		7,791,647

Greece—1.5%
OPAP SA	64,600	2,009,433

Hungary—2.2%
Magyar Telekom Sponsored ADR (c)	115,600	2,974,388

Indonesia—1.6%
PT Bank Mandiri	15,852,000	2,233,761

Ireland—1.3%
Allied Irish Banks PLC	80,300	1,713,603

Israel—2.2%
Bank Hapoalim BM	781,200	3,038,472

Italy—7.9%
Enel SpA	200,700	1,734,954
Eni SpA	115,400	3,437,953
Lottomatica SpA	53,200	2,022,994
Telecom Italia SpA	560,400	1,827,623
Terna SpA	677,200	1,751,320

Total Italy		10,774,844

Mexico—2.8%
Grupo Televisa SA Sponsored ADR (c)	27,800	1,993,538
Kimberly-Clark de Mexico SA de CV	503,200	1,894,527

Total Mexico		3,888,065

Morocco—1.0%
Maroc Telecom	124,800	1,339,140

New Zealand—1.3%
Telecom Corp. of New Zealand, Ltd.	410,400	1,713,119

Norway—2.4%
DNB NOR ASA	116,900	1,209,440
Statoil ASA	85,300	2,124,557

Total Norway		3,333,997

Singapore—0.9%
United Overseas Bank, Ltd.	146,000	1,218,467

South Africa—2.1%
Old Mutual PLC	566,400	1,390,301
Sanlam, Ltd.	704,600	1,418,576

Total South Africa		2,808,877

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

South Korea—2.6%
KT Corp. Sponsored ADR (c)	115,100	$2,589,750
KT&G Corp.	21,400	928,737

Total South Korea		3,518,487

Switzerland—1.0%
Credit Suisse Group	31,200	1,386,667

Taiwan—1.8%
Chunghwa Telecom Co., Ltd.
Sponsored ADR (c)	100,900	1,867,659
Fubon Financial Holding Co., Ltd.	713,000	653,153

Total Taiwan		2,520,812

United Kingdom—17.3%
Aviva PLC	111,500	1,227,911
Barclays PLC	123,100	1,247,858
Bradford & Bingley PLC	208,400	1,258,122
British American Tobacco PLC	70,600	1,487,541
Diageo PLC	91,900	1,325,030
Gallaher Group PLC	91,500	1,424,480
George Wimpey PLC	173,400	1,312,941
GlaxoSmithKline PLC	55,700	1,420,931
HBOS PLC	79,100	1,194,352
HSBC Holdings PLC	76,300	1,237,788
Kelda Group PLC	108,900	1,353,402
National Grid PLC	122,067	1,147,771
Provident Financial PLC	95,500	1,059,311
Royal & Sun Alliance Insurance
Group PLC	1,365,500	2,343,236
Royal Dutch Shell PLC, Class A	53,000	1,755,318
Scottish and Southern Energy PLC	88,600	1,612,878
Tate & Lyle PLC	158,600	1,274,532

Total United Kingdom		23,683,402

United States—25.2%
Altria Group, Inc. (c)	26,500	1,953,315
Bank of America Corp. (c)	64,100	2,698,610
Brandywine Realty Trust (c)	56,400	1,753,476
Bristol-Myers Squibb Co. (c)	68,400	1,645,704
Centerplate, Inc.	49,900	591,315
Chevron Corp. (c)	30,400	1,967,792
Citizens Communications Co. (c)	277,000	3,753,350
Ferrellgas Partners LP (a)	30,200	654,736
Health Care Property Investors, Inc. .	64,000	1,727,360
JPMorgan Chase & Co.	48,000	1,628,640
KeySpan Corp. (c)	42,400	1,559,472
Microsoft Corp.	49,100	1,263,343
Newell Rubbermaid, Inc. (c)	72,400	1,639,860
PanAmSat Holding Corp. (c)	119,700	2,896,740
Sara Lee Corp. (c)	94,900	1,798,355
Temple-Inland, Inc. (c)	46,000	1,879,100
The Mills Corp. (c)	28,700	1,580,796
The Southern Co. (c)	49,600	1,773,696
Verizon Communications, Inc. (c)	49,700	1,624,693

Total United States		34,390,353

Total Common Stocks
(Identified cost $120,462,667)		124,746,860

Preferred Stocks—6.5%

Brazil—6.5%
Caemi Mineracao e Metalurgia SA	1,272,200	2,027,137
Gerdau SA Sponsored ADR (c)	115,900	1,730,387
Telemar Norte Leste SA (c)	102,000	2,639,930
Usinas Siderurgicas de Minas
Gerais SA (c)	106,600	2,490,284

Total Brazil		8,887,738

Total Preferred Stocks
(Identified cost $7,710,295)		8,887,738

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2005 (unaudited)

	Principal
	Amount
Description	(000) (d)	Value

Foreign Government
Obligations—7.0%

Egypt—3.7%
Egypt Treasury Bills (e):
0.00%, 10/11/05	10,000	$1,731,250
0.00%, 12/27/05	1,650	280,185
0.00%, 01/17/06	4,000	675,694
0.00%, 09/05/06	6,950	1,109,466
0.00%, 09/26/06	7,900	1,254,811

Total Egypt		5,051,406

Turkey—3.3%
Turkey Government Bond,
0.00%, 09/27/06 (e)	6,980	4,503,351

Total Foreign Government
Obligations
(Identified cost $9,350,188)		9,554,757

Total Investments—104.8%
(Identified cost $137,523,150) (b)		$143,189,355
Liabilities in Excess of Cash
and Other Assets—(4.8)%		(6,520,615)

Net Assets—100.0%		$136,668,740

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2005 (unaudited)

Forward Currency Contracts open at September 30, 2005:

			U.S. $ Cost	U.S. $
Foreign Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	10/05/05	3,146,142	$1,086,000	$1,079,527	$—	$6,473
ARS	11/14/05	1,954,470	681,000	670,085	—	10,915
ARS	11/29/05	1,874,605	641,000	642,290	1,290	—
ARS	02/21/06	1,092,890	373,000	372,573	—	427
BRL	10/05/05	9,478,840	3,880,000	4,257,613	377,613	—
BRL	10/13/05	381,464	164,000	170,768	6,768	—
COP	10/05/05	2,555,122,000	1,091,000	1,115,999	24,999	—
COP	11/18/05	811,161,000	351,000	354,188	3,188	—
COP	11/30/05	683,464,000	296,000	298,300	2,300	—
COP	12/01/05	757,024,000	328,000	330,389	2,389	—
COP	12/12/05	1,022,310,000	444,000	445,926	1,926	—
COP	02/22/06	468,330,000	201,000	203,440	2,440	—
COP	05/12/06	780,864,000	332,000	337,603	5,603	—
GHC	11/07/05	3,935,659,000	427,000	429,431	2,431	—
HRK	10/14/05	1,488,967	248,000	241,540	—	6,460
HRK	10/31/05	7,767,612	1,282,779	1,259,816	—	22,963
IDR	10/05/05	37,063,750,000	3,725,000	3,601,919	—	123,081
ILS	11/30/05	4,455,000	972,261	969,100	—	3,161
ILS	09/29/06	1,630,658	356,000	354,861	—	1,139
INR	10/05/05	124,602,000	2,850,000	2,833,702	—	16,298
INR	10/11/05	4,579,120	104,000	104,120	120	—
INR	11/04/05	114,153,600	2,585,000	2,593,869	8,869	—
ISK	10/04/05	20,048,615	311,000	328,695	17,695	—
ISK	10/13/05	11,189,385	171,000	183,180	12,180	—
ISK	10/20/05	21,939,000	347,235	358,754	11,519	—
ISK	10/31/05	12,405,000	196,625	202,489	5,864	—
ISK	11/08/05	19,432,000	311,710	316,771	5,061	—
KRW	10/05/05	3,837,495,000	3,725,000	3,684,727	—	40,273
KRW	11/08/05	68,819,400	68,000	66,096	—	1,904
KRW	12/21/05	203,975,000	199,000	195,945	—	3,055
KRW	01/05/06	3,858,292,500	3,701,000	3,706,639	5,639	—
KRW	02/08/06	68,717,400	68,000	66,032	—	1,968
MYR	11/14/05	1,806,060	485,500	480,066	—	5,434
MYR	02/13/06	1,793,923	485,500	478,659	—	6,841
PEN	10/05/05	1,008,430	310,000	301,215	—	8,785
PEN	10/31/05	1,123,848	344,000	335,753	—	8,247
PEN	12/07/05	1,135,888	344,000	339,368	—	4,632
PHP	12/02/05	5,795,640	102,000	102,753	753	—
PHP	12/15/05	113,855,560	2,018,000	2,016,129	—	1,871
PLN	10/05/05	10,241,924	3,080,000	3,153,591	73,591	—
PLN	10/12/05	2,195,000	690,893	675,775	—	15,118
RON	10/19/05	7,432,250	2,500,000	2,520,422	20,422	—
RON	10/19/05	842,801	296,000	285,810	—	10,190
RON	10/24/05	4,830,637	1,629,000	1,638,440	9,440	—
RON	10/28/05	852,106	288,000	289,053	1,053	—
RUB	02/06/06	129,206,480	4,528,000	4,550,494	22,494	—
RUB	02/26/07	1,958,400	68,000	68,390	390	—
RUB	09/19/08	16,102,170	549,000	550,139	1,139	—
SGD	10/05/05	3,139,518	1,862,000	1,858,554	—	3,446
SGD	10/11/05	897,390	531,000	531,347	347	—
SGD	10/25/05	203,039	122,000	120,274	—	1,726
SGD	10/31/05	285,914	169,000	169,401	401	—

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2005 (unaudited)

Forward Currency Contracts open at September 30, 2005 (concluded):

			U.S. $ Cost	U.S. $
Foreign Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

SGD	11/04/05	3,162,589	$1,871,000	$1,874,149	$3,149	$—
SIT	10/11/05	350,000,000	1,805,520	1,764,186	—	41,334
SKK	10/11/05	63,838,000	2,038,250	1,979,627	—	58,623
SKK	10/12/05	45,476,088	1,477,696	1,410,265	—	67,431
SKK	10/28/05	63,838,000	1,977,358	1,980,676	3,318	—
THB	11/04/05	52,851,200	1,280,000	1,285,156	5,156	—
TWD	10/04/05	60,204,560	1,898,000	1,814,677	—	83,323
TWD	10/04/05	60,204,560	1,816,235	1,814,677	—	1,558
TWD	01/03/06	60,298,000	1,825,000	1,827,572	2,572	—
TZS	10/04/05	139,605,000	123,000	122,868	—	132
TZS	10/05/05	713,375,000	625,000	627,750	2,750	—
TZS	10/18/05	247,320,000	216,000	217,187	1,187	—
TZS	10/31/05	169,164,000	148,000	148,241	241	—
TZS	11/09/05	190,580,400	167,000	166,696	—	304
TZS	11/16/05	200,112,500	175,000	174,778	—	222
TZS	12/15/05	192,559,000	168,321	167,048	—	1,273
TZS	12/22/05	158,700,000	138,000	137,431	—	569
TZS	01/04/06	139,605,000	120,870	120,534	—	336
UAH	11/08/05	1,548,450	310,000	304,391	—	5,609
UAH	11/18/05	1,181,258	239,000	231,713	—	7,287
UAH	12/08/05	2,339,425	470,000	456,645	—	13,355
UAH	06/19/06	836,640	166,000	154,102	—	11,898
UAH	08/01/06	1,301,000	258,002	237,110	—	20,892
UAH	08/07/06	7,822,080	1,552,000	1,423,522	—	128,478
ZMK	12/05/05	913,000,000	200,000	198,694	—	1,306

Total Forward Currency Purchase Contracts			$72,983,755	$72,881,715	$646,297	$748,337

			U.S. $ Cost	U.S. $
Foreign Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	10/05/05	1,370,375	$475,000	$470,213	$4,787	$—
BRL	10/11/05	699,128	291,000	313,238	—	22,238
EUR	11/07/05	1,232,967	1,521,562	1,489,285	32,277	—
EUR	11/07/05	2,312,738	2,877,000	2,793,526	83,474	—
IDR	10/05/05	6,638,100,000	654,000	645,102	8,898	—
INR	10/05/05	124,602,000	2,828,649	2,833,702	—	5,053
ISK	10/04/05	20,048,615	326,525	328,695	—	2,170
ISK	10/13/05	11,189,385	182,982	183,180	—	198
KRW	10/05/05	3,837,495,000	3,697,009	3,684,727	12,282	—
RON	10/24/05	1,236,000	431,097	419,222	11,875	—
RUB	12/15/05	12,667,980	447,000	446,159	841	—
SGD	10/05/05	3,139,518	1,855,507	1,858,554	—	3,047
SKK	10/11/05	63,838,000	1,976,409	1,979,627	—	3,218
SKK	10/28/05	4,851,000	150,423	150,510	—	87
TRY	10/11/05	1,872,000	1,388,261	1,385,711	2,550	—
TWD	10/04/05	60,204,560	1,812,299	1,814,677	—	2,378
TWD	10/04/05	60,204,560	1,816,235	1,814,677	1,558	—
TWD	10/11/05	4,839,304	148,000	145,935	2,065	—
TZS	10/04/05	139,605,000	123,326	122,868	458	—

Total Forward Currency Sale Contracts			$23,002,284	$22,879,608	161,065	38,389

Gross unrealized appreciation/depreciation on Forward Currency Contracts					$807,362	$786,726

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2005 (unaudited)

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost was $137,523,150, aggregate gross unrealized appreciation was $8,053,122, aggregate gross unrealized depreciation was $2,386,917 and the net unrealized appreciation was $5,666,205.
(c)	Segregated security for forward currency contracts.
(d)	Principal amount denominated in respective country’s currency.
(e)	Zero coupon security.

Security Abbreviation:
ADR — American Depositary Receipt

Currency Abbreviations:
ARS	— Argentine Peso	PHP	— Philippine Peso
BRL	— Brazilian Real	PLN	— Polish Zloty
COP	— Colombian Peso	RON	— Romanian Leu
EUR	— Euro	RUB	— Russian Ruble
GHC	— Ghanaian Cedi	SGD	— Singapore Dollar
HRK	— Croatian Kuna	SIT	— Slovenian Tolar
IDR	— Indonesian Rupiah	SKK	— Slovenska Koruna
ILS	— Israeli Shekel	THB	— Thai Baht
INR	— Indian Rupee	TRY	— New Turkish Lira
ISK	— Iceland Krona	TWD	— New Taiwan Dollar
KRW	— South Korean Won	TZS	— Tanzanian Shilling
MYR	— Malaysian Ringgit	UAH	— Ukranian Hryvnia
PEN	— Peruvian New Sol	ZMK	— Zambian Kwacha

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2005 (unaudited)

Portfolio holdings by industry (as percentage of net assets):
Industry
Banking	17.6%
Brewery	1.4
Building & Construction	1.0
Business Services & Supplies	0.4
Computer Software	0.9
Consumer Products	1.4
Drugs & Health Care	2.3
Electronics	1.3
Financial Services	5.3
Food & Beverages	3.2
Forest & Paper Products	4.0
Household Products & Home Furnishings	1.2
Insurance	3.7
Leisure & Entertainment	3.0
Metals & Mining	4.6
Multimedia	2.3
Oil & Gas	8.3
Real Estate	3.7
Telecommunications	19.1
Tobacco	4.6
Utilities	7.5
Waste Management	1.0

Subtotal	97.8
Foreign Government Obligations	7.0

Total Investments	104.8%

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2005 (unaudited)

Valuation of Investments—Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contract. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when the Fund's net asset value is calculated, such securities will be valued at their fair values as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities' values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values.

Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers' quotations.

Under these procedures, in the event that Lazard Asset Management LLC, the Fund's investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager's analysts will also be considered.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at www.LazardNet.com as well as on the Securities and Exchange Commission's website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)   The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LAZARD WORLD DIVIDEND & INCOME FUND, INC.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2005

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2005